Supplement to Premier Accumulation Life[registered trademark symbol] Prospectus
                       Supplement dated May 1, 2008 to
               Prospectus dated May 1, 2007 as supplemented

    The disclosure set forth below replaces the information under the heading "Fund Expenses" found in the prospectus and any other prior supplements.
===============================================================================
                    ANNUAL PORTFOLIO OPERATING EXPENSES
                  (as a percentage of average net assets)
===============================================================================
PORTFOLIO FEE WAIVERS AND EXPENSE REIMBURSEMENTS
The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2007. The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.

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								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund 0.61%	None		0.27%		0.88%		-	0.88%(2)
(Series I Shares)(1)
AIM V.I. Capital Appreciation Fund 0.61%	0.25%		0.27%		1.13%		-	1.13%(3)
(Series II Shares)
AIM V.I. Capital Development Fund  0.75%	None		0.31%		1.06%	 -0.01%(5)	1.05%(2)(6)
(Series I Shares)(4)

AIM V.I. Capital Development Fund  0.75%	0.25%		0.31%		1.31%	 -0.01%(5)	1.30%(3)(6)
(Series II Shares)

AIM V.I. Global Health Care Fund   0.75%	None		0.33%(8)	1.08%	 -0.01%(5)	1.07%(2)
(Series I Shares)(7)

AIM V.I. Global Real Estate Fund   0.75%	None		0.38%		1.13%		-	1.13%(2)(9)
(Series I Shares)(1)

AIM V.I. International Growth Fund 0.71%	None		0.37%(8)	1.08%	 -0.01%(5)	1.07%(2)
(Series I Shares)(4)

AIM V.I. International Growth Fund 0.71%	0.25%		0.37%(8)	1.33%	 -0.01%(5)	1.32%(3)
(Series II Shares)


American Century VP Balanced Fund 0.90%(10)	None		0.00%		0.90%		-	0.90%
American Century VP International 1.20%(10)  	None		0.01%(11)	1.21%		-	1.21%
Fund
American Century VP Value Fund	  0.93%(10)	None		0.01%(11)	0.94%		-	0.94%
American Century VP Ultra 	  1.00%(10)	None		0.01%(11)	1.01%		-	1.01%
[registeredtrademark symbol]
Fund(12)
American Century VP Ultra 	  0.90%(10)	0.25%		0.01%(11)	1.16%		-	1.16%
[registered trademark symbol]
Class II Fund
American Century VP Large 	  0.80%(10)	0.25%		0.00%		1.05%		-	1.05%
Company Value Class II Fund
American Century VP Inflation  	  0.49%(10)	0.25%		0.01%(13)	0.75%		-	0.75%
Protection Class II Fund

The Dreyfus Socially Responsible  0.75%		None		0.07%		0.82%		-	0.82%
Growth Fund, Inc. - Initial Shares
Dreyfus IP - MidCap Stock 	  0.75%		None		0.05%		0.80%		-	0.80%
Portfolio - Initial Shares(1)
Dreyfus IP - Technology Growth    0.75%		None		0.10%		0.85%		-	0.85%
Portfolio - Initial Shares
Dreyfus VIF - Appreciation 	  0.75%		None		0.05%		0.80%		-	0.80%
Portfolio - Initial Shares(1)
Dreyfus VIF - Quality Bond 	  0.65%		None		0.12%		0.77%		-	0.77%
Portfolio - Initial Shares(7)
Dreyfus Stock Index Fund, Inc. 	  0.25%		0.25%		0.02%		0.52%		-	0.52%
-Service Shares

Federated High Income Bond 	  0.60%		None		0.42%(15)	1.02%	-0.25%		0.77%
Fund II - Primary Shares (1)(14)
Federated Capital Income 	  0.75%(17)	None		0.94%(18)(19)	1.69%	-0.43%		1.26%
Fund II(7) (16)

Fidelity VIP Asset Manager        0.51%		None		0.12%		0.63%	-0.01%(20)	0.62%(20)
[service mark] Portfolio -
Initial Class(7)

Fidelity VIP Asset Manager: 	 0.56%		None		0.18%		0.74%	-0.01%(20)	0.73%(20)
Growth[registered trademark
symbol] Portfolio - Initial
Class(21)

Fidelity VIP Balanced Portfolio  0.41%		None		0.16%		0.57%		-	0.57%
- Initial Class(21)
Fidelity VIP Contrafund		 0.56%		None		0.09%		0.65%	-0.01%(20)	0.64%(20)
[registered trademark symbol]
Portfolio -Initial Class

Fidelity VIP Equity-Income 	 0.46%		None		0.09%		0.55%	-0.01%(20)	0.54%(20)
Portfolio -Initial Class

Fidelity VIP Growth & Income 	 0.46%		None		0.12%		0.58%		-	0.58%
Portfolio - Initial Class
Fidelity VIP Growth 		 0.56%		None		0.12%		0.68%		-	0.68%
Opportunities Portfolio -
Initial Class(22)
Fidelity VIP Growth Portfolio    0.56%		None		0.09%		0.65%	-0.01%(20)	0.64%(20)
- Initial Class(1)

Fidelity VIP High Income 	 0.57%		None		0.11%		0.68%		-	0.68%
Portfolio - Initial Class(21)
Fidelity VIP Index 500 		 0.10%		None		0.00%		0.10%(23)	-	0.10%
Portfolio -Initial Class(21)
Fidelity VIP Investment Grade 	 0.32%		None		0.11%		0.43%		-	0.43%
Bond Portfolio - Initial
Class(21)
Fidelity VIP Mid-Cap  		 0.56%		None		0.11%		0.67%	-0.01%(20)	0.66%(20)
Portfolio -Service Class 2

Fidelity VIP Overseas Portfolio  0.71%		None		0.14%		0.85%	-0.03%(20)	0.82%(20)
- Initial Class(21)

Fidelity VIP Money Market 	 0.23%		None		0.09%		0.32%		-	0.32%
Portfolio -Initial Class

Franklin Flex Cap Growth 	 0.73%		0.25%		0.35%(24)	1.33%(24)-0.36%(25)	0.97%(25)
Securities Fund - Class 2							     (25)

Franklin Income Securities Fund  0.45%		0.25%		0.02%		0.72%		-	0.72%
- Class 2(26)

Franklin Small Cap Value 	 0.51%		0.25%		0.17%(24)	0.93%	-0.02%(24)	0.91%
Securities Fund - Class 2
Franklin Small-Mid Cap Growth 	 0.47%		0.25%		0.29%(24)	1.01%	-0.01%(24)	1.00%
Securities Fund - Class 2
Franklin U.S. Government Fund 	 0.49%		0.25%		0.04%		0.78%		-	0.78%
- Class 2(26)
Mutual Shares Securities Fund 	 0.59%		0.25%		0.13%		0.97%		-	0.97%
- Class 2
Templeton Developing Markets 	 1.23%		0.25%		0.25%		1.73%		-	1.73%
Securities Fund - Class 2
Templeton Global Income 	 0.50%		0.25%		0.14%		0.89%		-	0.89%
Securities Fund - Class 2(25)
Templeton Growth Securities 	 0.73%		0.25%		0.03%		1.01%		-	1.01%
Fund - Class 2(26)

ING Global Resources 		 0.64%		None		0.25%		0.89%		-	0.89%
Portfolio Class S(7)
ING JPMorgan Emerging Markets 	 1.25%		None		0.00%		1.25%		-	1.25%
Equity Portfolio(21)

JPMorgan International 		 0.60%		None		0.62%(27)	1.22%(28)-0.13%(29)	1.09%(29)
Equity Portfolio(1)

JPMorgan Mid Cap Value 	     	 0.70%		None		0.56%(27) (30)	1.26%(28)	-	1.26%(29)
Portfolio

JPMorgan U.S. Large Cap Core 	 0.35%		None		0.50%(27)	0.85%(28)	-	0.85%(29)
Equity Portfolio(22)


PIMCO All Asset Portfolio - 	0.175%		0.25%		0.94%(31)	1.365%	-0.02%		1.345%
Advisor Class Shares
PIMCO CommodityRealReturn  	 0.49%		0.15%		0.36%(32)	1.00%	-0.05%		0.95%
[trademark symbol]
Strategy Portfolio -
Administrative Class Shares

Pioneer Bond VCT Portfolio 	 0.50%		None		0.28%		0.78%	-0.16%(33)	0.62%
- Class I Shares(7)
Pioneer Emerging Markets	 1.15%		0.25%		0.24%		1.64%		-	1.64%
VCT Portfolio - Class II Shares
Pioneer Equity Income VCT 	 0.65%		0.25%		0.05%		0.95%		-	0.95%
Pioneer Fund VCT Portfolio 	 0.65%		None		0.05%		0.70%		-	0.70%
- Class I Shares(7)
Pioneer Growth Opportunities 	 0.74%		None		0.10%		0.84%		-	0.84%(34)
VCT Portfolio - Class I Shares(7)
Pioneer High Yield VCT 	    	 0.65%		0.25		0.10%		1.00%		-	1.00%
Portfolio - Class II Shares
Pioneer Mid Cap Value VCT 	 0.65%		None		0.06%		0.71%		-	0.71%
Portfolio - Class I Shares(7)
Pioneer Real Estate VCT 	 0.80%		0.25%		0.11%		1.16%		-	1.16%
Portfolio - Class II Shares

Pioneer Small Cap Value VCT 	 0.75%		None		0.21%		0.96%		-	0.96%(35)
Portfolio - Class I Shares(7)
Pioneer Small Cap Value VCT 	 0.75%		0.25%		0.20%		1.20%		-	1.20%(35)
Portfolio - Class II Shares

Pioneer Strategic Income VCT 	 0.65%		0.25%		0.18%		1.08%		-	1.08%
Portfolio - Class II Shares

DWS Balanced VIP - Class A 	 0.36%		None		0.16%		0.52%		-	0.52%
Shares (22)(36)
DWS International VIP - Class A  0.74%		None		0.20%(38)	0.94%		-	0.94%
Shares(22)(37)

Wanger U.S. Smaller Companies(39)0.90%		None		0.05%		0.95%		-	0.95%

Effective June 1, 2008, Wanger U.S. Smaller Companies will be renamed Wanger USA.

The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information
--------------------------------------------------------------------------------------------------------------
 1  This Portfolio is only available if you have been continuously invested in it since April 30, 2006.

 2 The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series
I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.30% of average daily net assets (excluding certain items discussed below).  In determining the advisor's  obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
(ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2009.

 3  The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series
II shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series II shares to
1.45% of average daily net assets (excluding certain items discussed below).  In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
(ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger  or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2009.

 4  This Portfolio is only available if you have been continuously invested in it since March 14, 2006.

 5  Effective July 1, 2007, AIM contractually agreed to waive 100% of the advisory fee AIM receives from affiliated money market funds on investments by the fund in such affiliated money market funds.  Fee Waiver reflects this agreement.  This waiver agreement is in effect through at least April 30, 2009.

 6 Through at least April 30, 2009, the advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels.  The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).

 7 This Portfolio is only available if you have been continuously invested in it since April 28, 2005.

 8 Acquired Fund Expenses are not expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests.  You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies.  As a result, the Net Annual Fund Operating Expenses listed above may exceed the expense limit numbers.  The impact of the acquired fund fees and expense are included in the total returns of the Fund.

 9  Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the Fund.  Prior to such date, the Funds' advisor had contractually agreed to waive advisory fees to the same reduced advisory fee schedule.  For AIM V.I Global Real Estate Fund, the maximum annual advisory fee rate ranges from 0.75% (for average net assets up to $250 million) to 0.68% (for average net assets over $10 billion).
Management Fees and Fee Waiver have been restated to reflect the new fee schedule.

10  The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on assets during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's unified management fee rate generally decreases as assets increase and increases as assets decrease.

11  Other expenses include the fees and expenses of the fund's independent directors and their legal counsel, interest and fees and expenses incurred indirectly by the fund as a result of investment in shares of one or more mutual funds, hedge funds, private equity funds or other pooled investment vehicles.

12   This Portfolio is available if you have been continuously invested in it since March 15, 2007.

13   Other expenses include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest.

14   The percentages shown are based on expenses for the entire fiscal year ended December 31, 2007.
However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the shareholder services provider did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2007.  For Federated
High Income Bond Fund II - Primary Shares the Total Waiver of Fund Expenses was 0.25% with the Total Actual
Annual Fund Operating Expenses (after reduction) being 0.77%.

15   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries"
herein. The shareholder services provider did not charge, and therefore the Fund did not accrue, its fee. This reduction can be terminated at any time. Total other expenses paid by the Fund's Primary Shares (after the voluntary reduction) were 0.17% for the fiscal year ended December 31, 2007.

16   The percentages shown are based on expenses for the entire fiscal year ended December 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator waived and/or reimbursed, and the shareholder services provider did not charge, certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2007.  For Federated Capital Income Fund II the Total Waivers,
Reimbursement and Reduction of Fund Expenses was 0.43% with the Total Actual Annual Fund Operating
Expenses (after waivers, reimbursement and reduction) being 1.26%.

17   The Adviser voluntarily waived and reimbursed a portion of the management fee. The Adviser can terminate this voluntary waiver and/or reimbursement at any time. The management fee paid by the Fund (after the voluntary waiver and reimbursement) was 0.61% for the fiscal year ended December 31, 2007.

18   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payments to
Financial Intermediaries" herein. The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. In addition, the shareholder services provider did not charge, and therefore the Fund did not accrue, its fee. This reduction can be terminated at any time.
Total other expenses paid by the Fund (after the voluntary waiver and reduction) were 0.52% for the fiscal year ended December 31, 2007.

19   The Fund's shareholders indirectly bear the expenses of the acquired funds which the Fund invests. The
Fund's indirect expense from investing in the acquired funds is based upon average allocation of the Fund's investment in the acquired funds and upon the actual total operating expenses of the acquired funds from their most recent shareholder reports (including any current waivers and expense limitations) for the fiscal year ended December 31, 2007. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

20   A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.62% for Fidelity VIP Asset Manager
Portfolio - Initial Class Shares, 0.73% for Fidelity VIP Asset Manager Growth[registered trademark symbol]
Portfolio - Initial Class Shares, 0.64% for Fidelity VIP Contrafund[registered trademark symbol] Portfolio -
Initial Class Shares, 0.54% for Fidelity VIP Equity-Income Portfolio - Initial Class Shares, 0.64% for
Fidelity VIP Growth Portfolio - Initial Class Shares, 0.66% for Fidelity VIP Mid-Cap Portfolio -Service
Class 2, and 0.82% for Fidelity VIP Overseas Portfolio - Initial Class Shares. These offsets may be discontinued at any time.

21  This Portfolio is only available if you have been continuously invested in it since April 30, 2000.

22   This Portfolio is only available if you have been continuously invested in it since April 30,
2003.

23   Management fees for the fund have been reduced to 0.10%, and class expenses are limited to 0.10%
(these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses). This expense limit may not be increased without approval of the fund's shareholders and board of trustees. Thus, the expense limit is required by contract and is not voluntary on the fund manager's part.

24   The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin
Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

25   The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund, excluding acquired fund fees and expenses, so that net annual Fund operating expenses do not exceed 0.93% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2009. This waiver is separate from the waiver related to the Sweep Money
Fund.

26  The Fund administration fee is paid indirectly through the management fee.

27    "Other Expenses" have been calculated based on the actual amounts incurred in the most recent fiscal year.

28   The Total Annual Fund Operating Expenses included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.

29   JPMorgan Funds Management, Inc. has contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses) exceed  1.09% of the average daily net assets for the JPMorgan International Equity Portfolio, 1.25% of the average daily net assets for the JPMorgan Mid Cap Value Portfolio and 0.85% of the average daily net assets for the JPMorgan U.S.
Large Core Equity Portfolio through 4/30/09. Without the Acquired Fund Fees and Expenses, the Total
Annual Operating Expenses would have been 1.25% of the average daily net assets for the JPMorgan Mid
Cap Value Portfolio, and Net Expenses would have been 1.25% of the average daily net assets for the
JPMorgan Mid Cap Value Portfolio.

30    "Acquired Fund Fees and Expenses" are based on the allocation of the Portfolio's assets among the acquired funds calculated on a daily basis through the Portfolio's last fiscal year end. This amount reflects the allocation only through the fiscal year ending 12/31/07. "Acquired Fund Fees and Expenses"
will vary with changes in the expenses of the Acquired Funds as well as allocation of the Portfolio's assets and may be higher or lower than those shown.

31    "Other Expenses" reflect and administrative fee of 0.25%.

32   "Other Expenses" reflect an administrative fee of 0.25% and interest expense.

33    The expenses in the table above reflect the contractual expense limitation in effect through May 1,
2009 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.62% of the average daily net assets attributable to Class I shares.  Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. There can be no assurance that
Pioneer will extend the expense limitation beyond May 1, 2009. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2009. See the statement of additional information for details regarding the expense limitation agreement.

34   The expenses in the table above reflect the contractual expense limitation in effect through May 1,
2009 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I xpenses to 0.85% of the average daily net assets attributable to Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class'
net assets and expense limit, which may exceed 0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2009. See the statement of additional information for details regarding the expense limitation agreement.

35   Acquired fund fees and expenses include fees and expenses incurred indirectly by the portfolio as a result of its investment in other companies.  Amount shown due mainly to investment in a business development company, a type of investment company.  Total annual portfolio operating expenses in the table may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial
Highlights" section, which does not include acquired portfolio fees and expenses.

36   Restated on an annual basis to reflect approved fee changes taking effect on May 1, 2008.  Includes a 0.10% administrative services fee paid to the Advisor.

37   Through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.96% for Class A shares excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

38   "Other Expenses" are based on estimated amounts for the current fiscal year.  Actual expenses may be different.

39   This Portfolio is only available if you have been continuously invested in it since April 30,
2000.


Explanation of Expense Table
The purpose of the Expense Table is to show the various expenses you will incur directly and indirectly by investing in the policy. The Expense Table reflects expenses of the Separate Account as well as the portfolios. Changes to the portfolio expenses affect the results of Section 9 - Hypothetical
Illustrations in your prospectus. We have chosen not to update Section 9 - Hypothetical Illustrations here.
